Non-Controlling Interest in Subsidiaries (Components of Non-Controlling Interest) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 14	$ 14
GBPC
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Amount Represented by Preferred Stock	$ 14	$ 14